INCOME TAXES - Changes in deferred income tax liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in the net deferred income tax liability
Balance at beginning of year	$ (809.5)	$ (735.3)
Recognized in income as continuing operations	0.6	(84.2)
Recognized in other comprehensive income	21.1	10.0
Business acquisition	(2.8)
Balance at end of year	$ (790.6)	$ (809.5)